Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	AquaLiv Technologies, Inc.
Entity Central Index Key	0001418115
Amendment Flag	false
Document Type	8-K
Document Period End Date	Sep. 30, 2012